Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Transfers between fair value levels	$ 0	$ 0	$ 0	$ 0
Expected dividend yield		0.00%